Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets

The carrying amounts of each class of intangible assets were as follows:

	December 31
	2017	2018
Licenses	$73,400	$23,073,400
Computer software	10,652	7,192

	$84,052	$23,080,592

For the year ended December 31, 2017

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2017	$73,400	$31,331	$104,731
Additions	—	8,844	8,844

Balance at December 31, 2017	$73,400	$40,175	$113,575

Accumulated amortization

Balance at January 1, 2017	$—	$20,465	$20,465
Amortization expenses	—	9,058	9,058

Balance at December 31, 2017	$—	$29,523	$29,523

For the year ended December 31, 2018

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at December 31, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	6,355	6,355

Balance at December 31, 2018	$—	$35,878	$35,878